Long-Term Debt	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Long-Term Debt
NOTE 19. LONG-TERM DEBT
In October 2022 the Company secured new debt financing as part of the Transaction. The debt financing was comprised of US$625.0 million aggregate principal amount of senior secured notes due 2027 (the “Notes”), a US$150.0 million three-year secured term loan facility (the “Term Loan”), and a US$700 million three-year secured revolving credit facility (the “Revolving Credit Facility”). Together the Notes, Term Loan, Revolving Credit Facility along with cash on hand were used to fully repay the existing Enerflex and Exterran Notes, Bank Facility and Asset-Based Facility.
The Term Loan and the Revolving Credit Facility have a maturity date of October 13, 2025 (the “Maturity Date”). In addition, the Revolving Credit Facility may be increased by US$150.0 million at the request of the Company, subject to the lenders’ consent. The Maturity Date of the Revolving Credit Facility may be extended annually on or before the anniversary date with the consent of the lenders.
On the last business day of each quarter end beginning on September 30, 2023 the Company is required to make a US$10.0 million payment to be applied to the outstanding principal of the Term Loan. There are no required or scheduled repayments of principal until the maturity date of the Revolving Credit Facility. Drawings on the Revolving Credit Facility are available by way of Prime Rate loans, U.S. Base Rate loans, Secured Overnight Financing Rate (“SOFR”) loans, and Bankers’ Acceptance notes. The Company may also draw on the Revolving Credit Facility through bank overdrafts in either Canadian or U.S. dollars and issue letters of credit under the Revolving Credit Facility. The initial drawing as well as subsequent rollovers and conversions on the Term Loan are available through U.S. Base Rate Loans and SOFR Loans.
Pursuant to the terms and conditions of the Revolving Credit Facility and the Term Loan, a margin is applied to drawings on the Revolving Credit Facility in addition to the quoted interest rate. The margin is established in basis points and is based on a consolidated net debt to earnings before finance costs, income taxes, depreciation and amortization (“EBITDA”) ratio. The margin is adjusted effective the first day of the third month following the end of each fiscal quarter based on the above ratio.
The Notes consist of US$625.0 million principal amount, bears interest of 9.00 percent, and has a maturity of October 15, 2027.
The Revolving Credit Facility, Term Loan and the Notes are secured. The Revolving Credit Facility and Term Loan rank senior to the Notes. The Company is required to maintain certain covenants on the Revolving Credit Facility, Term Loan and the Notes as follows, all calculated on a rolling four-quarter basis:

•	Senior secured net funded debt to EBITDA ratio not to exceed 2.5:1 for each quarter end;

•	Net funded debt to EBITDA ratio not to exceed 4.5:1 at each quarter end up to September 30, 2023 where the ratio will be adjusted to a maximum of 4.0:1 for each quarter after September 30, 2023; and

•	Interest coverage ratio for each quarter end not to be less than 2.5:1
As at December 31, 2022, the Company was in compliance with its covenants.

The composition of the borrowings on the Revolving Credit Facility, Term Loan, and the Company’s Notes were as follows:

December 31	2022	2021

Drawings on the Revolving Credit Facility	$459,202	$-

Drawings on the Term Loan (US$150,000)	203,160	-

Notes due October 15, 20 2 7 (US$625,000)	846,500	-

Drawings on the Bank Facility	-	30,522

Drawings on the Asset-Based Facility	-	37,411

Notes due December 15, 2024	-	148,119

Notes due December 15, 2027	-	118,746

Deferred transaction costs and Notes discount	(118,537)	(3,376)

	$1,390,325	$331,422

Current portion of long-term debt	$27,088	$-

Non-current portion of long-term debt	1,363,237	331,422

	$1,390,325	$331,422
The weighted average interest rate on the Revolving Credit Facility for year ended December 31, 2022 was 7.0 percent (December 31, 2021 – nil), and the weighted average interest rate on the Term Loan for the year ended December 31, 2022 was 7.8 percent (December 31, 2021 – nil). At December 31, 2022 without considering renewal at similar terms, the Canadian dollar equivalent principal payments due over the next five years are $1,508.9 million, and nil thereafter.